Credit Facilities, Long-Term Debt and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of borrowings outstanding
The amounts outstanding are as follows:

As at Dec. 31	2020			2019
	Carrying value	Face value	Interest(1)	Carrying value	Face value	Interest(1)
Credit facilities(2)	114	114	2.7%	220	220	3.5%
Debentures	249	251	7.1%	647	651	5.8%
Senior notes(3)	886	894	5.4%	905	914	5.4%
Non-recourse(4)	1,837	1,858	4.1%	1,144	1,157	4.3%
Other(5)	141	147	7.1%	154	162	7.1%
	3,227	3,264		3,070	3,104
Lease liabilities	134			142
	3,361			3,212
Less: current portion of long-term debt	(97)			(494)
Less: current portion of lease liabilities	(8)			(19)
Total current long-term debt and lease liabilities	(105)			(513)
Total credit facilities, long-term debt and lease liabilities	3,256			2,699

(1) Interest is an average rate weighted by principal amounts outstanding before the effect of hedging.
(2) Composed of bankers’ acceptances and other commercial borrowings under long-term committed credit facilities.
(3) US face value at Dec. 31, 2020 — US$700 million (Dec. 31, 2019 — US$700 million).
(4) Includes AU$800 million TEC offering.
(5) Includes US$110 million at Dec. 31, 2020 (Dec. 31, 2019 — US$117 million) of tax equity financing.

The Corporation's credit facilities are summarized in the table below:

As at Dec. 31, 2020	Facility size	Utilized		Available capacity	Maturity date
		Outstanding letters of credit(1)	Actual drawings
TransAlta Corporation
Committed syndicated bank facility(2)	1,250	379	114	757	Q2 2023
Canadian committed bilateral credit facilities(3)	240	150	—	90	Q2 2021 & 2022

TransAlta Renewables
Committed credit facility(2)	700	92	—	608	Q2 2023
Total	2,190	621	114	1,455
(1) TransAlta has obligations to issue letters of credit and cash collateral to secure potential liabilities to certain parties, including those related to potential environmental obligations, commodity risk management and hedging activities, pension plan obligations, construction projects and purchase obligations. At Dec. 31, 2020, we provided cash collateral of $49 million.
(2) TransAlta has letters of credit of $89 million and TransAlta Renewables has letters of credit of $92 million issued from uncommitted demand facilities; these obligations are backstopped and reduce the available capacity on the committed credit facilities.
(3) One of the bilateral $80 million credit facilities has a maturity date of Q2 2021;the remaining two bilateral credit facilities has a maturity date of Q2, 2022.

Disclosure of principal repayments

	2021	2022	2023	2024	2025	2026 and thereafter	Total
Principal repayments(1)	96	626	277	119	136	2,010	3,264
Lease liabilities(2)	(5)	6	5	5	5	118	134

(1) Excludes impact of hedge accounting and derivatives.
(2) Lease liabilities include a lease incentive of $13 million, expected to be received in 2021.